Segments	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023
Segment Reporting [Abstract]
Segments

9. Segments

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the CODM, or decision-making group, in deciding how to allocate resources and in assessing performance. Our operations are principally managed on a sales distribution basis and are comprised of three reportable segments: Wholesale; Direct-to-Consumer; and Business-to-Business. The factors for determining the reportable segments include the manner in which management evaluates performance for purposes for allocating resources and assessing performance.

We report our segments as follows:

Direct-to-Consumer ("DTC") - We sell our wine and other merchandise directly to consumers through wine club memberships, at wineries’ tasting rooms, and through eCommerce. Winery estates hold various public and private events for customers and our wine club members.

Wholesale - We sell our wine, spirits and cider to wholesale distributors under purchase orders. Wholesale operations generate revenue from product sold to distributors, who then sell them to off-premise retail locations such as grocery stores, wine clubs, specialty and multi-national retail chains, as well as on-premise locations such as restaurants and bars.

Business-to-Business ("B2B") - Our Business-to-Business segment generates revenue primarily from custom winemaking services and the sale of private label wines and spirits. Annually, we work with our national retail partners to develop private label wines incremental to their wholesale channel businesses. These services are made under contracts with customers, which includes specific protocols, pricing, and payment terms. The customer retains title and control of the product during the process.

Other - Other is included in the tables below for purposes of reconciliation of revenues and profit but is not considered a reportable segment. We record corporate level expenses, non-direct selling expenses and other expenses not specifically allocated to the results of operations in Other.

The following tables present net revenue and income from operations directly attributable to the Company's segments:

	Three months ended September 30, 2023
(in thousands)	Direct-to-Consumer	Wholesale	Business-to-Business	Other	Total
Net revenues	$17,983	$19,144	$36,148	$(1)	$73,274
Restructuring expenses	$63	$2,289	$-	$1,650	$4,002
Income (loss) from operations	$2,214	$(1,293)	$4,898	$(15,680)	$(9,861)

	Three months ended September 30, 2022
(in thousands)	Direct-to-Consumer	Wholesale	Business-to-Business	Other	Total
Net revenues	$19,992	$23,987	$34,180	$(79)	$78,080
Income (loss) from operations	$1,969	$2,288	$10,533	$(18,175)	$(3,385)

There was no inter-segment activity for any of the given reporting periods presented.

Depreciation expense recognized by operating segment is summarized below:

(in thousands)	Direct-to-Consumer	Wholesale	Business-to-Business	Other	Total
For the three months ended September 30:
2023	$317	$8	$279	$525	$1,129
2022	$291	$40	$235	$448	$1,014

Amortization expense recognized by operating segment is summarized below:

(in thousands)	Direct-to-Consumer	Wholesale	Business-to-Business	Other	Total
For the three months ended September 30:
2023	$596	$660	$380	$-	$1,636
2022	$821	$616	$374	$-	$1,811

All of our long-lived assets are located within the United States.

18. Segments

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. Segment results are presented in the same manner as we present our operations internally to make operating decisions and assess performance. Financial performance is reported in three segments: Wholesale, Direct-to-Consumer, and Business-to-Business.

Wholesale —We sell our wine, spirits and cider to wholesale distributors under purchase orders. Wholesale operations generate revenue from product sold to distributors, who then sell them off to off-premise retail locations such as grocery stores, wine clubs, specialty and multi-national retail chains, as well as on-premise locations such as restaurants and bars.

We pay depletion and marketing allowances to certain distributors, based on sales to their customers, or the allowance is netted directly against the purchase price. When recording a sale to the distributor, a depletion and marketing allowance liability is recorded to accrued liabilities and sales are reported net of those expenses. Depletion and marketing allowance payments are made when completed incentive program payment requests are received from the customers or are net of initial pricing. Depletion and marketing allowance payments reduce the accrued liability. For the years ended June 30, 2023 and 2022 we recorded $0.9 million and $1.9 million respectively, as a reduction in sales on the consolidated statements of operations and comprehensive income (loss) related to depletions. As of June 30, 2023 and 2022, we recorded a depletion allowance and marketing liability in the amount of $0.6 million and $0.3 million, respectively, which is included as a component of other accrued expenses in accrued liabilities and other payables on the consolidated balance sheets. Estimates are based on historical and projected experience for each type of program or customer.

Direct-to-Consumer —We sell our wine and other merchandise directly to consumers through wine club memberships, at wineries’ tasting rooms, at wine tasting events, and through eCommerce. Winery estates hold various public and private events for customers and our wine club members. Upfront consideration received from the sale of tickets or under private event contracts for future events is recorded as deferred revenue. The Company recognizes event revenue on the date the event is held.

Business-to-Business—Our Business-to-Business sales channel generates revenue primarily from the sale of private label wines and spirits, and custom services, such as fermentation, barrel aging, winemaking, procurement of dry goods, bottling and cased goods storage. Annually, we work with our national retail partners to develop private label wines incremental to their wholesale channel businesses. These services are made under contracts with customers, which includes specific protocols, pricing, and payment terms. The customer retains title and control of the product during the process.

Other — Other is included in the tables below for purposes of reconciliation of revenues and profit but is not considered a reportable segment. In 2022, included revenue from grape and bulk wine sales and storage services. In 2023 and going forward, these immaterial revenues are recorded in the B2B segment. We record corporate level expenses, non-direct selling expenses and other expenses not specifically allocated to the results of operations in Other.

We have determined that operating income is the profit or loss measure that the CODM uses to make resource allocation decisions and evaluate segment performance. Operating income assists management in comparing the segment performance on a consistent basis for purposes of business decision-making by removing the impact of certain items that management believes do not directly reflect the core operations and, therefore, are not included in measuring segment performance. We define operating profit as gross margin less operating expenses that are directly attributable to the segment. Selling expenses that can be directly attributable to the segment are allocated accordingly, as well as other factors including the re-measurements of contingent consideration and impairment of intangible assets and goodwill. However, centralized selling expenses and general and administrative expenses are not allocated to a segment as management does not believe such items directly reflect the core operations and therefore are not included in measuring segment performance. Excluding the property, plant, and equipment specific to assets located at our tasting facilities, and the customer relationships and intangible assets specific to the Sommelier acquisition, given the nature of our business, revenue-generating assets are utilized across segments, therefore, discrete financial information related to segment assets and other balance sheet data is not available and the information continues to be aggregated.

Following is financial information related to operating segments:

	Year Ended June 30, 2023
(in thousands)	Wholesale	Direct-to-Consumer	Business-to-Business	Other	Total
Segment Results
Net revenue	$86,718	$83,369	$113,183	$(42)	$283,228
Income (loss) from operations	$(130,475)	$(18,286)	$12,284	$(72,340)	$(208,817)

	Year Ended June 30, 2022
(in thousands)	Wholesale	Direct-to-Consumer	Business-to-Business	Other	Total
Segment Results
Net revenue	$83,913	$92,201	$113,835	$2,886	$292,835
Income (loss) from operations	$3,031	$15,995	$17,751	$(44,688)	$(7,911)

There was no inter-segment activity for any of the years presented.

Depreciation expense recognized by operating segment is summarized below:

(in thousands)	Wholesale	Direct-to-Consumer	Business-to-Business	Other	Total
For the years ended:
2023	$27	$1,111	$990	$1,898	$4,026
2022	$130	$1,121	$1,328	$793	$3,372

Amortization expense recognized by operating segment is summarized below:

(in thousands)	Wholesale	Direct-to-Consumer	Business-to-Business	Other	Total
For the years ended:
2023	$2,514	$3,193	$1,537	$13	$7,257
2022	$1,657	$3,579	$712	$-	$5,948

All of our long-lived assets are located within the United States.